UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-01048
Mairs and Power Balanced Fund, Inc.
(Exact name of registrant as specified in charter)
332 Minnesota Street, Suite W1520, St. Paul, MN		55101
(Address of principal executive offices)		(Zip Code)
William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

Registrant’s telephone number, including area code:		651-222-8478

Date of fiscal year end:	12/31/2004

Date of reporting period:	09/30/2004

Item 1.             Schedule of Investments.

Schedule of Investments	September 30, 2004

FIXED INCOME SECURITIES

Face Amount	Security Description			Market Value

	FEDERAL AGENCY OBLIGATIONS 11.6%
$250,000	Federal Farm Credit Bank	6.18%	07/08/19	$250,153
250,000	Federal Home Loan Bank	7.235%	10/19/10	262,266
250,000	Federal Home Loan Bank	6.00%	06/02/14	251,454
250,000	Federal Home Loan Bank	6.00%	06/16/14	254,810
250,000	Federal Home Loan Bank	5.65%	08/13/18	250,036
250,000	Federal Home Loan Bank	6.125%	09/12/18	255,329
750,000	Federal Home Loan Bank	6.125%	10/29/18	751,744
250,000	Federal Home Loan Bank	6.15%	11/05/18	250,815
250,000	Federal Home Loan Bank	6.00%	01/07/19	250,165
250,000	Federal Home Loan Bank	6.00%	05/10/19	250,900
250,000	Federal Home Loan Bank	6.00%	05/13/19	250,611
500,000	Federal Home Loan Bank	6.00%	07/26/19	500,276
500,000	Federal Home Loan Bank	6.00%	08/16/19	499,118
250,000	Federal Home Loan Bank	6.00%	10/28/24	249,565
500,000	Federal Home Loan Mortgage Corporation	6.00%	08/27/18	500,187
500,000	Federal Home Loan Mortgage Corporation	6.00%	11/26/18	502,054
250,000	Federal Home Loan Mortgage Corporation	6.00%	12/17/18	251,188
250,000	Federal Home Loan Mortgage Corporation	6.00%	02/26/19	250,094
250,000	Federal National Mortgage Association	6.00%	12/28/18	250,207
250,000	Federal National Mortgage Association	6.00%	01/23/19	250,208
250,000	Federal National Mortgage Association	5.52%	04/12/19	250,177
250,000	Federal National Mortgage Association	5.50%	04/08/19	250,176
250,000	Federal National Mortgage Association	6.05%	04/29/19	250,209
250,000	Federal National Mortgage Association	6.00%	04/30/19	250,190
250,000	Federal National Mortgage Association	6.00%	05/03/19	254,263
250,000	Federal National Mortgage Association	6.00%	05/24/19	254,458
250,000	Federal National Mortgage Association	5.63%	08/05/19	250,706
500,000	Federal National Mortgage Association	6.01%	09/27/19	503,806
500,000	Federal National Mortgage Association	6.00%	09/16/20	503,105

				9,298,270
	CORPORATE BONDS 20.9%
250,000	Household Finance Corp.	8.00%	05/09/05	258,451
250,000	Public Services of Colorado	6.375%	11/01/05	259,674
250,000	Lucent Technologies	7.25%	07/15/06	266,250
250,000	Halliburton Company	6.00%	08/01/06	261,247
250,000	Monongahela Power Company, Inc.	5.00%	10/01/06	259,922

Face Amount	Security Description			Market Value

	CORPORATE BONDS (continued)
250,000	Stilwell Financial Inc.	7.00%	11/01/06	$266,108
250,000	AT&T Corp.	7.25%	11/15/06	269,687
250,000	Steelcase Inc.	6.375%	11/15/06	260,644
250,000	Goodyear Tire & Rubber Co.	6.625%	12/01/06	261,250
250,000	Ford Motor Credit Company	6.50%	01/25/07	264,937
250,000	Sherwin-Williams Co.	6.85%	02/01/07	269,701
250,000	Corning Inc.	7.00%	03/15/07	251,250
250,000	Goodyear Tire & Rubber Co.	8.50%	03/15/07	258,750
250,000	Bankers Trust NY Corp.	6.70%	10/01/07	276,512
350,000	Corning Inc.	6.30%	03/01/09	366,743
500,000	SUPERVALU, Inc.	7.875%	08/01/09	574,202
166,805	Delta Air Lines Inc.	7.379%	05/18/10	154,200
250,000	Xcel Energy Inc.	7.00%	12/01/10	283,087
250,000	Daimler Chrysler	7.75%	01/18/11	291,074
250,000	Hertz Corporation	7.40%	03/01/11	272,108
450,000	Northwest Airlines	6.841%	04/01/11	444,794
250,000	General Foods Corporation	7.00%	06/15/11	250,464
250,000	Goodyear Tire & Rubber Co.	7.857%	08/15/11	236,875
200,000	Ford Motor Company Debentures	9.50%	09/15/11	234,713
250,000	Delta Air Lines Inc.	7.111%	09/18/11	224,677
250,000	American Airlines Inc.	7.858%	10/01/11	248,643
250,000	Household Finance Corp.	6.375%	10/15/11	275,945
250,000	Kerr McGee Corp.	7.00%	11/01/11	250,715
200,000	Ford Motor Credit Corp.	7.00%	11/26/11	200,435
250,000	General Motors Acceptance Corporation	7.00%	02/01/12	261,965
250,000	Bombardier Inc.	6.75%	05/01/12	228,444
250,000	TECO Energy, Inc.	7.00%	05/01/12	263,125
250,000	Verizon Communications Inc.	6.875%	06/15/12	283,814
250,000	Goldman Sachs & Company	8.00%	03/01/13	298,967
250,000	Allstate Corp.	7.50%	06/15/13	297,709
250,000	General Motors Corp.	7.125%	07/15/13	261,397
500,000	Harleysville Group	5.75%	07/15/13	475,317
250,000	Willamette Industries	7.125%	07/22/13	283,382
227,020	General American Transportation	7.50%	02/28/15	243,599
250,000	Security Benefit Life Insurance Company	8.75%	05/15/16	289,905
250,000	General Motors Acceptance Corporation	7.25%	09/15/17	255,506
250,000	Servicemaster Company	7.10%	03/01/18	272,769

Face Amount	Security Description			Market Value

	CORPORATE BONDS (continued)
250,000	Lincoln National Corp.	7.00%	03/15/18	$292,106
250,000	Daimler Chrysler	5.65%	06/15/18	241,378
500,000	Provident Companies	7.00%	07/15/18	492,321
250,000	Vectren Utility Holdings, Inc.	5.75%	08/01/18	253,515
250,000	South Jersey Gas Co.	7.125%	10/22/18	297,677
250,000	United Utilities	5.375%	02/01/19	246,569
250,000	Berkeley (WR Corporation)	6.15%	08/15/19	253,800
350,000	PPG Industries	7.40%	08/15/19	417,359
250,000	Union Carbide Corporation	8.75%	08/01/22	251,875
250,000	Household Finance Corp.	5.25%	06/15/23	234,583
500,000	Wyeth	6.45%	02/01/24	514,194
250,000	Liberty Mutual Insurance Company	8.50%	05/15/25	296,250
500,000	The Toro Company	7.80%	06/15/27	563,932
250,000	Provident Companies	7.25%	03/15/28	240,659
500,000	Farmers Exchange Capital	7.05%	07/15/28	509,563

				16,814,738

	CONVERTIBLE CORPORATE BONDS 0.4%
300,000	Noram Energy	6.00%	03/15/12	300,750

Number of Shares
	NON-CONVERTIBLE PREFERRED STOCK 0.6%
2,500	JP Morgan Chase & Co. Series A., Adj Rate Pf	$5.00		231,250
10,000	St. Paul Capital Trust I	$1.90	10/15/50	260,900
				492,150

	TOTAL FIXED INCOME SECURITIES 33.5%			26,905,908

COMMON STOCKS

Face Amount	Security Description	Market Value
	BASIC INDUSTRIES 5.5%
54,000	Bemis Company, Inc.	$1,435,320
53,000	H. B. Fuller Company	1,452,200
33,000	The Valspar Corporation	1,540,440
		4,427,960
	CAPITAL GOODS 8.3%
8,000	Briggs & Stratton Corporation	649,600
75,000	Graco Inc.	2,512,500
10,000	Ingersoll-Rand Company Limited	679,700
45,000	MTS Systems Corporation	956,250
54,000	Pentair, Inc.	1,885,140
		6,683,190
	CONSUMER CYCLICAL 0.8%
15,000	Genuine Parts Company	575,700
12,000	Sturm, Ruger & Company, Inc.	108,120
		683,820
	CONSUMER STAPLE 7.7%
30,000	General Mills, Inc.	1,347,000
12,000	Hershey Foods Corporation	560,520
60,000	Hormel Foods Corporation	1,606,800
20,000	Kimberly Clark Corporation	1,291,800
40,000	Newell Rubbermaid Inc.	801,600
20,000	SUPERVALU Inc.	551,000
		6,158,720
	DIVERSIFIED 2.4%
23,000	General Electric Company	772,340
15,000	3M Company	1,199,550
		1,971,890
	ENERGY 7.4%
25,000	BP p.l.c.	1,438,250
26,000	Burlington Resources Inc.	1,060,800
21,200	Exxon Mobil Corporation	1,024,596
12,000	Murphy Oil Corporation	1,041,240
20,000	Schlumberger Limited	1,346,200
		5,911,085

Number of Shares	Security Description	Market Value
	FINANCIAL 14.2%
15,000	American Express Company	$771,900
27,000	Associated Banc-Corp.	865,890
20,000	Bank of America Corporation	866,600
10,000	Community First Bankshares, Inc.	320,600
10,000	Jefferson-Pilot Corporation	496,600
31,000	Merrill Lynch & Co., Inc.	1,541,320
35,000	JP Morgan Chase & Co.	1,390,550
39,000	The St. Paul Travelers Companies, Inc.	1,289,340
50,000	U.S. Bancorp	1,445,000
40,000	Wells Fargo & Company	2,385,200
		11,373,000
	HEALTH CARE 8.4%
46,000	Baxter International Inc.	1,479,360
40,000	Bristol-Myers Squibb Company	946,800
10,000	Johnson & Johnson	563,300
25,000	Merck & Co., Inc.	825,000
58,000	Pfizer Inc.	1,774,800
32,000	Wyeth	1,196,800
		6,786,060
	TECHNOLOGY 6.0%
60,000	Corning Incorporated *	664,800
10,000	eFunds Corporation *	185,900
24,000	Emerson Electric Co.	1,485,360
40,000	Honeywell International Inc.	1,434,400
12,000	International Business Machines Corporation	1,028,880
		4,799,340
	UTILITIES 2.3%
30,000	Verizon Communications Inc.	1,181,400
40,000	Xcel Energy Inc.	692,800
		1,874,200
	TOTAL COMMON STOCK 63.0%	50,669,266

	SHORT TERM INVESTMENTS 3.4%
2,720,848	First American Prime Obligation Fund Class I	2,720,848

	TOTAL INVESTMENTS 99.9%	80,296,022

	OTHER ASSETS AND LIABILITIES (NET) 0.1%	63,573

	NET ASSETS 100%	$80,359,595

*  Non-income producing

Item 2.            Controls and Procedures.

a)                                      The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

b)                                     There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.            Exhibits

(a)   Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940.

Attached as exhibits 3(a).1 and 3(a).2 to this form.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mairs and Power Balanced Fund, Inc.

By (Signature and Title)

*	/s/ William B. Frels
William B. Frels, President

Date	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*	/s/ William B. Frels
William B. Frels, President
(principal executive officer)

Date	November 29, 2004

By (Signature and Title)

*	/s/ Lisa J. Hartzell
Lisa J. Hartzell, Treasurer
(principal financial officer)

Date	November 29, 2004

*  Print the name and title of each signing officer under his or her signature.